Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities

Our net deferred tax assets, liabilities and valuation allowance are as follows:

	Year Ended December 31,
	2016	2015
Deferred tax assets:
Net operating loss carryforwards (a)	$892,107	$474,767
Tax credit carryforwards (a)	-	-
Depreciation and amortization	3,414,971	-
Other	533,034	-
Total deferred tax assets	4,840,112	474,767
Valuation allowance	(3,918,791)	(474,767)
Net deferred tax assets	921,321	-
Deferred tax liabilities:
Intangible assets	(921,321)	-
Net deferred tax liabilities	$-	$-

(a) reflects estimated limitation under Section 382 and 383 of the Internal Revenue Code as of December 31, 2016 due to reverse merger on November 15, 2016.